October 1, 2021
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0504

Re:	Guggenheim Active Allocation Fund (the “Fund”) Registration Statement on Form N-2, File Nos. 333-256687 and 811-23702
Ladies and Gentlemen:
On behalf of the Fund, transmitted herewith is a copy of the Fund’s Post-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”). The initial filing on Form N-2 was made on June 1, 2021.

This Pre-Effective Amendment No. 1 is being filed to add required exhibits and to include certain information that was not available as of the date of the original filing.  This Pre-Effective Amendment No. 1 also includes text responsive to comments received from the staff of the Securities and Exchange Commission, to which the Registrant has responded in separate correspondence.

No fee is required in connection with this filing.

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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Allison Fumai at Dechert LLP at 212.698.3526 with any questions or comments regarding this filing or if they may assist you in any way.

Very truly yours,

 /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Active Allocation Fund